SEGMENT, MAJOR CUSTOMER AND GEOGRAPHIC INFORMATION (Schedule of Revenues) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 397,228	$ 443,221	$ 565,231
USA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	186,885	219,559	271,647
Canada [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	51,874	61,749	75,462
Latin America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	1,461	1,392	3,285
Australia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	67,480	75,388	106,223
Asia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	18,224	20,577	25,959
EMEA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	51,952	47,121	59,908
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 19,352	$ 17,435	$ 22,747